Document And Entity Information	12 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	INTERNET INITIATIVE JAPAN INC
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	46,697,800
Amendment Flag	false
Entity Central Index Key	0001090633
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY